Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	$ 1,179,776
Within 2 years	387,100
Total	1,566,876
Drillship shipbuilding contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	1,179,776
Within 2 years	387,100
Total	$ 1,566,876